Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases	Leases
Our portfolio of leases consists of office spaces with lease terms generally between 3 to 5 years. We currently do not have leases with variable lease payments, residual value guarantees, or leases not yet commenced to which we are committed. Lease liabilities have been measured by discounting future lease payments using our incremental borrowing rate as rates implicit in the leases were not readily determinable. The weighted-average rate applied was 15%.

During 2020, we entered into an office space lease for one of our subsidiaries. We recognized a $297,373 right-of-use asset and a lease liability of the same amount. The lease provided for one extension option that we were not reasonably certain to exercise at lease commencement date.
Right-of-use assets

Office Spaces
As at January 1, 2019	808,025
Depreciation expense	(362,592)
Foreign exchange impact	(14,720)
As at December 31, 2019	430,713
Additions	297,373
Depreciation expense	(357,230)
Foreign exchange impact	1,612
As at December 31, 2020	372,468

Lease liabilities

Office Spaces
As at January 1, 2019	882,437
Payment of lease liabilities	(447,497)
Interest expense on lease liabilities	94,817
Foreign exchange impact	(23,482)
As at December 31, 2019	506,275
Additions	297,373
Payment of lease liabilities	(460,724)
Interest expense on lease liabilities	68,526
Foreign exchange impact	(9,391)
As at December 31, 2020	402,059

Our total undiscounted lease liability as at December 31, 2020 is as follows:

Maturity analysis - contractual undiscounted cash flows
December 31, 2020
Less than one year	286,509
One to five years	172,003
More than five years	—
Total undiscounted lease liability	458,512